3. STOCKHOLDERS' EQUITY	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016
Equity [Abstract]
STOCKHOLDERS' EQUITY

November 2016

On November 22, 2016, the Company entered into agreements with accredited investors for the sale and purchase of 1,333,334 units with each unit consisting of one share of the Company’s common stock, $0.01 par value and one warrant to purchase one-half of one share of the Company’s common stock, at a purchase price of $0.60 per unit. The Company received $780,000 in gross cash proceeds from the offering and settled an outstanding accounts payable balance with a consultant in the amount of $20,000 by issuing units. The Company is using the net proceeds from this placement for general working capital purposes.

The warrants issued in this offering will vest on October 2, 2017 and expire on October 16, 2017. The warrant exercise price is variable and depends on the Company’s achievement of certain performance criteria (both defined below). The warrant exercise price will be $0.40 per share if the Company achieves both of the revenue and income performance criteria, the exercise price will be $0.20 per share if the Company achieves one of the performance criteria, and the exercise price will be $0.01 if the Company does not achieve either of the performance criteria.

Pursuant to the revenue criterion, the Company must achieve at least $1.85 million of revenue in any one quarter during the fiscal year ending June 30, 2017. Pursuant to the income criterion, the Company must achieve positive net income in any two quarters during the fiscal year ending June 30, 2017. Both criteria will be determined under U.S. Generally Accepted Accounting Principles and by the Company’s audited consolidated annual financial statements and the Company’s quarterly financial statements.

In conjunction with the offering, the Company also entered into a registration rights agreement with the investors, whereby the Company was obligated to file a registration statement with the Securities Exchange Commission on or before 90 calendar days after November 22, 2016 to register the resale by the investors of the 1,333,334 shares and warrant shares purchased in the offering. The registration statement was filed with the Securities and Exchange Commission on February 3, 2017.

In conjunction with the offering, certain anti-dilution provisions of the warrants issued in conjunction with our June 25, 2008 and September 28, 2012 financing transactions were triggered. For purposes of this calculation, all warrants issued in this offering are assumed to be exercised at an exercise price of $0.40. As a result, the number of existing June 25, 2008 warrants increased from 517,222 to 568,776 and the related exercise price of the warrants decreased from $0.98 to $0.89 per share. Also, as a result of the offering, the number of existing September 28, 2012 warrants increased from 2,293,013 to 2,503,237 and 222,559 to 240,144, respectively, and the related exercise price decreased from $1.06 to $0.97 and from $0.83 to $0.77, respectively.

October 2015

On October 19, 2015, the Company entered into agreements with accredited investors for the sale and purchase of 1,044,776 shares of the Company’s common stock, $0.01 par value at a purchase price of $0.67 per share. The Company received $700,000 in gross proceeds from the offering. The Company used the net proceeds from this placement for general working capital purposes.

In conjunction with the placement, the Company also entered into a registration rights agreement with the investors, whereby the Company was obligated to file a registration statement with the Securities Exchange Commission on or before 90 calendar days after October 19, 2015 to register the resale by the investors of the 1,044,776 shares of the Company’s common stock purchased in the placement. The registration statement was filed with the Securities and Exchange Commission on January 19, 2016 and became effective on February 1, 2016.

In conjunction with the offering, certain anti-dilution provisions of the warrants issued in conjunction with the Company’s June 25, 2008 and September 28, 2012 financing transactions were triggered. As a result, the number of existing June 25, 2008 warrants increased from 493,398 to 517,222 and the related exercise price of the warrants decreased from $1.03 to $0.98 per share. Also, as a result of the offering, the number of existing September 28, 2012 warrants increased from 2,189,724 to 2,293,013 and 217,322 to 222,559, respectively, and the related exercise price decreased from $1.11 to $1.06 and from $0.85 to $0.83, respectively.

(a)	Stock Options

Stock-based compensation costs recognized during the year ended June 30, 2016 and 2015 amounted to $241,388 and $125,675 respectively, and were included in the accompanying consolidated statements of operations in: selling, general and administrative expenses (2016 — $123,370; 2015 — $107,300), cost of goods sold (2016 — $60,680; 2015 — $0), and research and development expenses, net (2016 — $57,338; 2015 — $18,375). No compensation has been capitalized because such amounts would have been immaterial. There was no net income tax benefit recognized related to such compensation for the years ended June 30, 2016 or 2015, as the Company is currently in a loss position. There were 160,000 stock options granted during the year ended June 30, 2016 and 714,000 stock options granted during the year ended June 30, 2015.

As of June 30, 2016, the unrecognized compensation costs related to options vesting in the future is $0. The Company uses the Black-Scholes option-pricing model as the most appropriate method for determining the estimated fair value for the stock awards. The Black-Scholes method of valuation requires several assumptions: (1) the expected term of the stock award; (2) the expected future stock volatility over the expected term; and (3) risk-free interest rate. The expected term represents the expected period of time the Company believes the options will be outstanding based on historical information. Estimates of expected future stock price volatility are based on the historic volatility of the Company’s common stock and the risk free interest rate is based on the U.S. Zero-Bond rate. The Company utilizes a forfeiture rate based on an analysis of the Company’s actual experience. The fair value of options at date of grant was estimated with the following assumptions for options granted in fiscal 2016:

Year Ended
June 30, 2016
Assumptions:
Option life	5.5 years
Risk-free interest rate	1.01%
Stock volatility	188%
Dividend yield	0
Weighted average fair value of grants	$0.49

Stock Option and Other Compensation Plans:

The type of share-based payments currently utilized by the Company is stock options.

The Company has various stock option and other compensation plans for directors, officers, and employees. The Company has the following stock option plans outstanding as of June 30, 2016: the Precision Optics Corporation, Inc. 2011 Equity Incentive Plan (the “2011 Plan”); the Precision Optics Corporation, Inc. 2006 Equity Incentive Plan (the “2006 Plan”), and the Precision Optics Corporation, Inc. Amended and Restated 1997 Incentive Plan (the “1997 Plan”). Vesting periods under the 2011 Plan, the 2006 Plan, and the 1997 Plan are at the discretion of the Board of Directors and typically average three to five years. Options under these Plans are granted at fair market value on the date of grant and typically have a term of ten years from the date of grant.

The 2011 Plan, which provides eligible participants (certain employees, directors, consultants, etc.) the opportunity to receive a broad variety of equity based and cash awards. Options granted vest and are exercisable for periods determined by the Board of Directors, not to exceed 10 years from the date of grant. On April 16, 2015, the Board of Directors approved an amendment to the 2011 Equity Incentive Plan which increased the maximum number of shares of the Company’s common stock that may be awarded under the Plan from 325,000 to 1,825,000, an increase of 1,500,000 shares. In connection therewith, on April 20, 2015, the Company filed a registration statement on Form S-8 to register the 1,500,000 shares of the Company’s common stock. At June 30, 2016, a total of 1,001,602 stock options are outstanding and 823,398 shares of common stock were available for future grants under the 2011 Plan.

The 2006 Plan, which provides eligible participants (certain employees, directors, consultants, etc.) the opportunity to receive a broad variety of equity based and cash awards. Options granted vest and are exercisable for periods determined by the Board of Directors, not to exceed 10 years from the date of grant. A total of 139,898 shares of common stock, including shares rolled forward from the 1997 Plan, have been reserved for issuance under the 2006 Plan. At June 30, 2016, a total of 134,398 stock options are outstanding, 12,500 stock options have been cancelled, and no shares of common stock are available for future grants under the 2006 Plan.

The 1997 Plan as amended and restated in 2006 provided eligible participants (certain employees, directors, consultants, etc.) the opportunity to receive a broad variety of equity based and cash awards. Options granted vested and were exercisable for periods determined by the Board of Directors, not to exceed 10 years from the date of grant. All stock options outstanding under the 1997 Plan during fiscal 2016 expired during the year, no options are outstanding under the 1997 Plan at June 30, 2016, and no shares of common stock are available for future grants under the 1997 Plan.

The following tables summarize stock option activity for the years ended June 30, 2016 and 2015:

	Options Outstanding
	Number of Shares	Weighted Average Exercise Price	Weighted Average Contractual Life
Outstanding at July 1, 2014	409,087	$4.41	6.27 years
Grants	714,000	$0.75
Cancellations	(44,008)	$18.04
Outstanding at June 30, 2015	1,079,079	$1.43	8.46 years
Grants	160,000	$0.49
Cancellations	(103,079)	$7.03
Outstanding at June 30, 2016	1,136,000	$0.79	8.00 years

Information related to the stock options outstanding as of June 30, 2016 is as follows:

Range of Exercise Prices	Number of Shares	Weighted-Average Remaining Contractual Life (years)	Weighted-Average Exercise Price	Exercisable Number of Shares	Exercisable Weighted-Average Exercise Price
$0.27	40,000	5.04	$0.27	40,000	$0.27
$0.48	60,000	9.75	$0.48	20,000	$0.48
$0.50	100,000	8.98	$0.50	0	$0.50
$0.55	37,000	5.62	$0.55	37,000	$0.55
$0.73	603,000	8.88	$0.73	402,000	$0.73
$0.85	9,000	6.51	$0.85	9,000	$0.85
$0.90	9,000	7.51	$0.90	9,000	$0.90
$0.95	65,000	8.03	$0.95	53,333	$0.95
$1.20	207,800	5.67	$1.20	207,800	$1.20
$1.25	1,200	2.41	$1.25	1,200	$1.25
$1.35	1,200	3.40	$1.35	1,200	$1.35
$6.25	1,600	0.41	$6.25	1,600	$6.25
$7.75	1,200	1.41	$7.75	1,200	$7.75
$0.27–$7.75	1,136,000	8.00	$0.79	783,333	$0.86

The aggregate intrinsic value of the Company’s “in-the-money” outstanding and exercisable options as of June 30, 2016 was $16,400 and $11,400, respectively.

(b)	Warrants

As of June 30, 2016, there are warrants outstanding for the issuance of an aggregate of 3,032,794 shares of common stock, at a weighted average exercise price of $1.03 per share.

(c)	Sale of Stock in July 2014

On July 1 through July 7, 2014, the Company closed on agreements with institutional and accredited investors (the “Investors”) for the sale and purchase of 1,717,152 shares of the Company’s common stock, $0.01 par value at a purchase price of $0.60 per share (the “Shares”). The Company received $1,030,291 in gross proceeds from the offering. The Company used the majority of the net proceeds from this placement for general working capital purposes. Of this amount, $50,000 was received in June 2014 and the remainder was received in July 2014.

In conjunction with the placement, the Company also entered into a registration rights agreement with the Investors, whereby the Company was obligated to file a registration statement with the Securities Exchange Commission on or before forty-five calendar days after July 1, 2014 to register the resale by the Investors of the 1,717,152 shares of the common stock purchased in the placement. Subsequent to the execution of the agreement, the parties agreed to extend the time period by which the Company was obligated to file a registration statement with the Securities Exchange Commission. The registration statement was filed with the Securities Exchange Commission on October 9, 2014, in accordance with the extended timetable, and became effective on October 30, 2014.

In conjunction with the offering, certain anti-dilution provisions of the warrants issued in conjunction with the Company’s June 25, 2008 and September 28, 2012 financing transactions were triggered. As a result, the number of existing June 25, 2008 warrants increased from 430,678 to 493,398 and the related exercise price of the warrants decreased from $1.18 per share to $1.03 per share. Also, as a result of the offering, the number of existing September 28, 2012 warrants increased from 1,944,475 to 2,189,724 and 194,446 to 217,322, respectively, and the related exercise price decreased from $1.25 to $1.11 and from $0.95 to $0.85, respectively.

(d)	Sale of Stock in October 2015

On October 19, 2015, the Company entered into agreements with accredited investors for the sale and purchase of 1,044,776 shares of the Company’s common stock, $0.01 par value at a purchase price of $0.67 per share. The Company received $700,000 in gross proceeds from the offering. The Company used the majority of the net proceeds from this placement for general working capital purposes.

In conjunction with the placement, the Company also entered into a registration rights agreement with the investors, and in compliance with the terms of the agreement the registration statement was filed on January 19, 2016 and became effective on February 1, 2016.

In conjunction with the offering, certain anti-dilution provisions of the warrants issued in conjunction with the Company’s June 25, 2008 and September 28, 2012 financing transactions were triggered. As a result, the number of existing June 25, 2008 warrants increased from 493,398 to 517,222 and the related exercise price of the warrants decreased from $1.03 to $0.98 per share. Also, as a result of the offering, the number of existing September 28, 2012 warrants increased from 2,189,724 to 2,293,013 and 217,322 to 222,559, respectively, and the related exercise price decreased from $1.11 to $1.06 and from $0.85 to $0.83, respectively.